Commitments and contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 12 – Commitments and contingencies

Commitments

On October 1, 2019, the Company entered into a sponsorship agreement with an eSports team (the “Team”) to obtain certain sponsorship-related rights and benefits that include the ability to access commercial opportunities. The Company had agreed to initially pay the Team $516,000 in cash and $230,000 in Common Stock during the period from October 1, 2019 to June 30, 2022. On August 6, 2020, the Company entered into an amended and restated sponsorship agreement (the “Amended Sponsorship Agreement”) with the Team that included cash payments totaling $2,545,000 and the issuance of Common Stock totaling $825,000 for the term of the agreement ending January 31, 2023. On December 31, 2021, the Amended Sponsorship Agreement terminated. For the three months ended September 30, 2021, the Company recorded $322,043 in sales and marketing expense related to the Team sponsorship. There were no outstanding amounts payable to the Team as of September 30, 2022 or June 30, 2022.

On August 17, 2020, the Company entered into an agreement with Bally’s Corporation, an operator of various online gaming and wagering services in the state of New Jersey, USA, to assist the Company in its entrance into the sports wagering market in New Jersey under the State Gaming Law. The commencement date of the arrangement with Bally’s Corporation was March 31, 2021. The Company paid $1,550,000 and issued 50,000 shares of Common Stock in connection with the commencement of the arrangement. The Bally’s Corporation agreement extends for 10 years from July 1, 2021, the date of commencement, requiring the Company to pay $1,250,000 and issue 10,000 shares of Common Stock on each annual anniversary date. As of September 30, 2022, the future annual commitments by the Company under this agreement are estimated at $1,250,000 and 10,000 shares of Common Stock payable each year through the year ended June 30, 2030. During each of the three months ended September 30, 2022 and 2021, the Company recorded $342,333, in sales and marketing expense for its arrangement with Bally’s Corporation. There was $342,333 in accounts payable and accrued expenses in the unaudited condensed consolidated financial statements outstanding and payable to Bally’s Corporation as of September 30, 2022 and no amounts outstanding as of June 30, 2022. On October 28, 2022, the Company determined that it would close down its vie.gg New Jersey operations and exit its transactional waiver from the New Jersey Division of Gaming Enforcement.

The Company has signed a subscription and operating agreement with Game Fund Partners LLC to support the development of a planned $300,000,000 game fund. Under the agreements, the Company will initially invest approximately $2,000,000 of Company shares into 20% of the general partnership of the fund, and the Company will become part of the management and investment committee that manages an investment fund focused on joint projects and investment vehicles to fuel growth in the areas of gaming, data, blockchain, online gaming, and joint casino hotel investments. The Company has agreed to contribute 100,000 shares to the fund during the period in which the fund receives total capital commitments of $100,000,000. The Company has agreed to contribute an additional 100,000 shares to the fund during the period in which the fund reaches total capital commitments of $200,000,000. As of September 30, 2022, the Company has not contributed any shares of its Common Stock to the fund.

In the ordinary course of business, the Company enters into multi-year agreements to purchase sponsorships with professional teams as part of its marketing efforts to expand competitive esports gaming. During the three months ended September 30, 2022 and 2021, the Company recorded $237,685 and $1,222,034, respectively, in sales and marketing expense for these arrangements. As of September 30, 2022, the commitments under these agreements are estimated at $2,319,014 for the year ended June 30, 2023, $1,363,797 for the year ended June 30, 2024, $494,980 for year ended June 30, 2025, and $290,663 for the year ended June 30, 2026.

Contingencies

As part of the acquisition of Bethard, the Company is required to pay additional contingent cash consideration during the 24-month period following the July 13, 2021 acquisition date equal 12% of net gaming revenue for the remaining term ending July 2023. As of September 30, 2022 and June 30, 2022 the Company has estimated the contingent consideration to be $3,148,983 and $3,328,361, respectively. During the three months ended September 30, 2022, the Company recognized a gain of $179,468 in the change in fair value of contingent consideration in the unaudited condensed consolidated statement of operations.

Since the acquisition of the Argyll iGaming business on July 31, 2020, the Company has been responding to periodic requests for information from the UKGC in relation to information required to maintain its UK license following the change of corporate control. The Company continues to operate in the UK market and there have been no adverse judgments imposed by the UKGC against the Company. On November 10, 2022, the Company determined that it would be closing down its licensed remote gambling operation in the UK market. The Company will surrender its UK license as part of the winding down of the Argyll UK iGaming operations.

On January 1, 2022, amendments to the Finnish Lotteries Act came into effect, further restricting marketing opportunities and enhancing the enforcement powers of the Finnish regulator. Prior to these amendments coming into effect, in the fiscal quarter ended December 31, 2021, the Company received a communication from the Finnish regulator requesting clarification on its marketing and gaming practices related to its Finnish iGaming operations. The Company responded to the communication in Q3 of fiscal year 2022 and changed its business operations in Finland as of the fiscal quarter ended June 30, 2022 as part of its response. Further powers allowing the Finnish regulator to require blocking by payment service providers of overseas operators who are targeting their marketing activities towards Finnish customers are also expected to come into effect in the calendar year starting January 1, 2023. Subsequently, the Finnish regulator has provided a second communication requesting certain changes to the Company’s marketing strategy to Finnish customers. The Company is in the process of responding to the Finnish regulator.

The Company at times may be involved in pending or threatened litigation relating to claims arising from its operations in the normal course of business. Some of these proceedings may result in fines, penalties, judgments or costs being assessed against the Company at some future time.

In determining the appropriate level of specific liabilities, if any, the Company considers a case-by-case evaluation of the underlying data and updates the Company’s evaluation as further information becomes known. Specific liabilities are provided for loss contingencies to the extent the Company concludes that a loss is both probable and estimable. The Company did not have any liabilities recorded for loss contingencies as of September 30, 2022 or June 30, 2022. However, the results of litigation are inherently unpredictable, and the possibility exists that the ultimate resolution of one or more of these matters could result in a material effect on the Company’s financial position, results of operations or liquidity.

Other than discussed above, the Company is currently not involved in any other litigation that it believes could have a material adverse effect on the Company’s financial condition or results of operations.

Note 13 – Commitments and contingencies

Commitments

On October 1, 2019, the Company entered into a sponsorship agreement with an eSports team (the “Team”) to obtain certain sponsorship-related rights and benefits that include the ability to access commercial opportunities. The Company had agreed to initially pay the Team $516,000 in cash and $230,000 in Common Stock during the period from October 1, 2019 to June 30, 2022. On August 6, 2020, the Company entered into an amended and restated sponsorship agreement (the “Amended Sponsorship Agreement”) with the Team that included cash payments totaling $2,545,000 and the issuance of Common Stock totaling $825,000 for the term of the agreement ending January 31, 2023. On December 31, 2021, the Amended Sponsorship Agreement terminated, and no cash or Common Stock was paid subsequently during the six months ended June 30, 2022. For the year ended June 30, 2022, the Company recorded $444,304 in sales and marketing expense related to the Team sponsorship. There were no outstanding amounts payable to the Team as of June 30, 2022.

On August 17, 2020, the Company entered into an agreement with Bally’s Corporation, an operator of various online gaming and wagering services in the state of New Jersey, USA, to assist the Company in its entrance into the sports wagering market in New Jersey under the State Gaming Law. The commencement date of the arrangement with Bally’s was March 31, 2021. The Company paid $1,550,000 and issued 50,000 shares of Common Stock in connection with the commencement of the arrangement. The Bally’s agreement extends for 10 years from July 1, 2021, the date of commencement, requiring the Company to pay $1,250,000 and issue 10,000 shares of Common Stock on each annual anniversary date. As of June 30, 2022, the future annual commitments by the Company under this agreement are estimated at $1,250,000 and 10,000 shares of Common Stock payable each year through the year ended June 30, 2030. During the year ended June 30, 2022 and 2021, the Company has recorded $1,358,168 and $357,167, respectively, in sales and marketing expense for its arrangement with Bally’s Corporation. There were no outstanding amounts payable to Bally’s Corporation as of June 30, 2022 or June 30, 2021.

The Company has signed a subscription and operating agreement with Game Fund Partners LLC to support the development of a planned $300,000,000 game fund. Under the agreements, the Company will initially invest approximately $2,000,000 of Company shares into 20% of the general partnership of the fund, and the Company will become part of the management and investment committee that manages an investment fund focused on joint projects and investment vehicles to fuel growth in the areas of gaming, data, blockchain, online gaming, and joint casino hotel investments. The Company has agreed to contribute 100,000 shares to the fund during the period in which the fund receives total capital commitments of $100,000,000. The Company has agreed to contribute an additional 100,000 shares to the fund during the period in which the fund reaches total capital commitments of $200,000,000. As of June 30, 2022, the Company has not contributed any shares of its Common Stock to the fund.

In the ordinary course of business, the Company enters into multi-year agreements to purchase sponsorships with professional teams as part of its marketing efforts to expand competitive esports gaming. As of June 30, 2022, the commitments under these agreements are estimated at $2,319,014 for the year ended June 30, 2023, $1,363,797 for the year ended June 30, 2024, $494,980 for year ended June 30, 2025, and $290,663 for the year ended June 30, 2026.

Contingencies

Since the acquisition of the Argyll iGaming business on July 31, 2020, the Company has been responding to periodic requests for information from the UKGC in relation to information required to maintain its UK license following the change of corporate control. The Company continues to operate in the UK market and there have been no adverse judgments imposed by the UKGC against the Company.

On January 1, 2022, amendments to the Finnish Lotteries Act came into effect, further restricting marketing opportunities and enhancing the enforcement powers of the Finnish regulator. Prior to these amendments coming into effect, in the fiscal quarter ended December 31, 2021, the Company received a communication from the Finnish regulator requesting clarification on its marketing and gaming practices related to its Finnish iGaming operations. The Company responded to the communication in Q3 of fiscal year 2022 and changed its business operations in Finland as of the fiscal quarter ended June 30, 2022 as part of its response.

Further powers allowing the Finnish regulator to require blocking by payment service providers of overseas operators who are targeting their marketing activities towards Finnish customers are also expected to come into effect in the calendar year starting January 1, 2023. The Company believes that the changes that it has made to its business operations in Finland will allow it to avoid being adversely affected by the Finnish regulator’s new powers.

The Company at times may be involved in pending or threatened litigation relating to claims arising from its operations in the normal course of business. Some of these proceedings may result in fines, penalties, judgments or costs being assessed against the Company at some future time.

In determining the appropriate level of specific liabilities, if any, the Company considers a case-by-case evaluation of the underlying data and updates the Company’s evaluation as further information becomes known. Specific liabilities are provided for loss contingencies to the extent the Company concludes that a loss is both probable and estimable. The Company did not have any liabilities recorded as of June 30, 2022. However, the results of litigation are inherently unpredictable, and the possibility exists that the ultimate resolution of one or more of these matters could result in a material effect on the Company’s financial position, results of operations or liquidity.

In September 2018, Boustead Securities, LLC (“Boustead”) notified the Company of a claim that it was owed $192,664, as well as warrants to purchase 1,417,909 shares of the Company’s Common Stock as compensation for Boustead acting as the placement agent for the sale of the Company’s securities between June 2017 and 2018. This matter was brought to arbitration on December 7, 2020. On February 3, 2021, the arbitration awarded Boustead $289,874 in damages and allowable costs (excluding attorneys’ fees) with interest accruing approximately $21 per day. At June 30, 2021, the Company had recorded a liability for the amount awarded in arbitration in accounts payable and accrued expenses in the consolidated balance sheet. The Company paid $294,051 to settle the arbitration award, inclusive of accrued interest, on August 24, 2021.

On August 3, 2020, Tangiers Global, LLC (“Tangiers”) filed a lawsuit against the Company alleging that it had breached its obligations related to an 8% convertible promissory note dated June 3, 2016 and common stock purchase warrants of the same date. On April 30, 2021, a Settlement Agreement was entered into with Tangiers for an undisclosed amount. The Company has settled and paid the liability and the amount of the settlement was not material to the consolidated financial statements of the Company.

Other than discussed above, the Company is currently not involved in any other litigation that it believes could have a material adverse effect on the Company’s financial condition or results of operations.